Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay v. Performance Table and Information

Year	Summary Compensation Table Total For PEO (Brendan McCracken) (1)	Summary Compensation Table Total For PEO (Doug Suttles) (1)	Compensation Actually Paid to PEO (Brendan McCracken) (2)	Compensation Actually Paid to PEO (Doug Suttles) (2)	Average Summary Compensation Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR (3)	Peer Group Cumulative TSR (4)	Post-tax Net Income ($ MM)	Free Cash Flow ($ MM) (5)

2024	$13,031,675	$ —	$10,678,223	$ —	$3,553,199	$2,683,940	$195.50	$155.43	$1,125	$1,961

2023	$11,783,939	$ —	$ 7,356,908	$ —	$3,702,344	$5,489,202	$199.85	$153.37	$2,085	$1,194
2022	$10,165,373	$ —	$10,743,260	$ —	$2,861,730	$5,098,864	$223.90	$148.50	$3,637	$2,374
2021	$ 8,639,482	$12,127,629	$ 7,840,733	$28,545,877	$2,275,138	$4,374,705	$147.31	$102.76	$1,416	$1,730
2020	$ —	$11,183,487	$ —	$ 3,254,476	$2,513,473	$1,077,319	$ 62.84	$ 61.71	$(6,097)	$ 193
Notes:
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2024: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak and Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister and David Hill served as the other NEOs
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.
(3)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning
of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(4)	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
(5)	Free Cash Flow † is a non-GAAP measure as defined in Schedule A of this Proxy Statement.

Certain Relationships between Information Presented in the Pay versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance
philosophy designed to align executives with shareholders. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize
long-term performance, and therefore
does
not specifically align the Company’s performance measures with compensation actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

	2024		2023		2022
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs

Summary Compensation Table Total	$13,031,675	$3,553,199	$11,783,939	$3,702,344	$10,165,373	$2,861,730

Reported Value of Equity Awards	$(9,400,049)	$(2,336,299)	$(7,750,017)	$(2,122,697)	$(7,250,046)	$(1,788,374)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$(1,484,042)	$(325,104)	$118,686	$15,992	$776,094	$251,540

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$(3,089,752)	$(661,209)	$(5,198,389)	$(1,152,495)	$3,097,011	$1,312,575

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$11,620,391	$2,453,353	$8,402,689	$5,046,057	$3,954,828	$2,461,393

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—

Total Equity Award Adjustments	$7,046,597	$1,467,040	$3,322,986	$3,909,554	$7,827,933	$4,025,508

Compensation Actually Paid	$10,678,223	$2,683,940	$7,356,908	$5,489,202	$10,743,260	$5,098,864

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2024: Brendan McCracken served as PEO, Corey Code, Greg Givens, Meghan Eilers and Rachel Moore served as the other NEOs
•	2023: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Meghan Eilers served as the other NEOs
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak and Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister and David Hill served as the other NEOs

Peer Group Issuers, Footnote	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
Adjustment To PEO Compensation, Footnote
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.

	2024		2023		2022
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs

Summary Compensation Table Total	$13,031,675	$3,553,199	$11,783,939	$3,702,344	$10,165,373	$2,861,730

Reported Value of Equity Awards	$(9,400,049)	$(2,336,299)	$(7,750,017)	$(2,122,697)	$(7,250,046)	$(1,788,374)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$(1,484,042)	$(325,104)	$118,686	$15,992	$776,094	$251,540

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$(3,089,752)	$(661,209)	$(5,198,389)	$(1,152,495)	$3,097,011	$1,312,575

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$11,620,391	$2,453,353	$8,402,689	$5,046,057	$3,954,828	$2,461,393

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—

Total Equity Award Adjustments	$7,046,597	$1,467,040	$3,322,986	$3,909,554	$7,827,933	$4,025,508

Compensation Actually Paid	$10,678,223	$2,683,940	$7,356,908	$5,489,202	$10,743,260	$5,098,864

Non-PEO NEO Average Total Compensation Amount	$ 3,553,199	$ 3,702,344	$ 2,861,730	$ 2,275,138	$ 2,513,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,683,940	5,489,202	5,098,864	4,374,705	1,077,319
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.

	2024		2023		2022
	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs	PEO (Brendan McCracken)	Average for Other NEOs

Summary Compensation Table Total	$13,031,675	$3,553,199	$11,783,939	$3,702,344	$10,165,373	$2,861,730

Reported Value of Equity Awards	$(9,400,049)	$(2,336,299)	$(7,750,017)	$(2,122,697)	$(7,250,046)	$(1,788,374)

Reported Change in Pension Value	$—	$—	$—	$—	$—	$—

Adjustments

Year End Fair Value of Equity Awards Granted During Year	$(1,484,042)	$(325,104)	$118,686	$15,992	$776,094	$251,540

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years as of Year End	$(3,089,752)	$(661,209)	$(5,198,389)	$(1,152,495)	$3,097,011	$1,312,575

Change in Fair Value from Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$11,620,391	$2,453,353	$8,402,689	$5,046,057	$3,954,828	$2,461,393

Pension Service Cost for the Year	$—	$—	$—	$—	$—	$—

Total Equity Award Adjustments	$7,046,597	$1,467,040	$3,322,986	$3,909,554	$7,827,933	$4,025,508

Compensation Actually Paid	$10,678,223	$2,683,940	$7,356,908	$5,489,202	$10,743,260	$5,098,864

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
1. Free Cash Flow
†
2. Capital Efficiency
3. Relative TSR
4. Return on Invested Capital

Total Shareholder Return Amount	$ 195.5	199.85	223.9	147.31	62.84
Peer Group Total Shareholder Return Amount	155.43	153.37	148.5	102.76	61.71
Net Income (Loss)	$ 1,125,000,000	$ 2,085,000,000	$ 3,637,000,000	$ 1,416,000,000	$ (6,097,000,000)
Company Selected Measure Amount	1,961,000,000	1,194,000,000	2,374,000,000	1,730,000,000	193,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(5)	Free Cash Flow † is a non-GAAP measure as defined in Schedule A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Capital Efficiency
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Brendan McCracken [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,031,675	$ 11,783,939	$ 10,165,373	$ 8,639,482
PEO Actually Paid Compensation Amount	$ 10,678,223	$ 7,356,908	$ 10,743,260	$ 7,840,733
PEO Name	Brendan McCracken	Brendan McCracken	Brendan McCracken	Brendan McCracken
Doug Suttles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 12,127,629	$ 11,183,487
PEO Actually Paid Compensation Amount				$ 28,545,877	$ 3,254,476
PEO Name				Doug Suttles	Doug Suttles
PEO | Brendan McCracken [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,046,597	$ 3,322,986	$ 7,827,933
PEO | Brendan McCracken [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,484,042)	118,686	776,094
PEO | Brendan McCracken [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,089,752)	(5,198,389)	3,097,011
PEO | Brendan McCracken [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,620,391	8,402,689	3,954,828
PEO | Brendan McCracken [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,400,049)	(7,750,017)	(7,250,046)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,467,040	3,909,554	4,025,508
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,104)	15,992	251,540
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(661,209)	(1,152,495)	1,312,575
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,453,353	5,046,057	2,461,393
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,336,299)	$ (2,122,697)	$ (1,788,374)